UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-06221

Brandywine Blue Fund, Inc.
(Exact name of Registrant as specified in charter)

P.O. Box 4166
Greenville, Delaware 19807
(Address of principal executive offices) (Zip code)

William F. D’Alonzo
P.O. Box 4166
Greenville, DE  19807
(Name and address of agent for service)

(302) 656-3017
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: June 30, 2013

Item 1. Schedules of Investments.

Brandywine Blue Fund
Schedule of Investments
June 30, 2013

(Unaudited)

Shares/ Principal Amount		Value
Common Stocks - 97.2%(a)
CONSUMER DISCRETIONARY
	Apparel Retail - 2.6%
191,800	Urban Outfitters Inc.*	$7,714,196
	Apparel, Accessories & Luxury Goods - 3.5%
53,650	VF Corp.	10,357,669
	Automobile Manufacturers - 3.2%
257,610	Honda Motor Co. Ltd. - SP-ADR	9,595,973
	General Merchandise Stores - 2.7%
161,900	Dollar Tree Inc.*	8,230,996
	Home Improvement Retail - 2.4%
94,580	The Home Depot Inc.	7,327,113
	Homebuilding - 2.8%
235,850	Lennar Corp.	8,500,034
	Internet Retail - 6.5%
135,600	Expedia Inc.	8,156,340
13,670	The Priceline Group*	11,306,867
	Motorcycle Manufacturers - 2.7%
146,000	Harley-Davidson Inc.	8,003,720
	Publishing - 3.2%
289,860	News Corp.*	9,449,436
	Restaurants - 3.1%
144,100	Starbucks Corp.	9,437,109
	Total Consumer Discretionary	98,079,453

CONSUMER STAPLES
	Household Products - 2.5%
121,100	Church & Dwight Co. Inc.	7,473,081
	Total Consumer Staples	7,473,081

ENERGY
	Oil & Gas Equipment & Services - 2.5%
105,600	Oceaneering International Inc.	7,624,320
	Total Energy	7,624,320

FINANCIALS
	Insurance Brokers - 3.1%
233,500	Marsh & McLennan Cos. Inc.	9,321,320
	Property & Casualty Insurance - 5.8%
177,200	The Allstate Corp.	8,526,864
288,800	XL Group PLC	8,756,416
	Specialized REITs - 2.3%
94,990	American Tower Corp.	6,950,418
	Total Financials	33,555,018

HEALTH CARE
	Biotechnology - 2.7%
70,000	Celgene Corp.*	8,183,700
	Health Care Distributors - 3.5%
221,900	Cardinal Health Inc.	10,473,680
	Pharmaceuticals - 5.7%
219,477	Forest Laboratories Inc.*	8,998,557
164,200	GlaxoSmithKline PLC - SP-ADR	8,205,074
	Total Health Care	35,861,011

INDUSTRIALS
	Aerospace & Defense - 3.4%
274,300	Embraer SA - SP-ADR	10,118,927
	Building Products - 2.4%
185,100	Fortune Brands Home & Security Inc.	7,170,774
	Electrical Components & Equipment - 3.1%
141,200	Eaton Corp. PLC	9,292,372
	Research & Consulting Services - 2.9%
146,100	Verisk Analytics Inc.*	8,722,170
	Trucking - 2.5%
301,800	Hertz Global Holdings Inc.*	7,484,640
	Total Industrials	42,788,883

INFORMATION TECHNOLOGY
	Communications Equipment - 3.7%
462,600	Cisco Systems Inc.	11,245,806
	Computer Storage & Peripherals - 2.3%
180,100	NetApp Inc.*	6,804,178
	Data Processing & Outsourced Services - 2.4%
39,400	Visa Inc.	7,200,350
	Internet Software & Services - 5.6%
174,300	eBay Inc.*	9,014,796
8,760	Google Inc.*	7,712,041
	Semiconductors - 5.8%
707,100	Micron Technology Inc.*	10,132,743
186,400	Xilinx Inc.	7,383,304
	Total Information Technology	59,493,218

MATERIALS
	Construction Materials - 2.3%
143,810	Vulcan Materials Co.	6,961,842
	Total Materials	6,961,842
	Total common stocks (cost $256,465,275)	291,836,826

Short-Term Investment - 3.4%(a)
	Commercial Paper - 3.4%
$10,185,000	Prudential Funding LLC, due 7/01/13, discount of 0.07%	10,185,000
	Total short-term investment (cost $10,185,000)	10,185,000
	Total investments - 100.6% (cost $266,650,275)	302,021,826
	Liabilities, less cash and receivables - (0.6%)(a)	(1,793,586)
	TOTAL NET ASSETS - 100.00%	$300,228,240

(a)	Percentages for the various classifications relate to net assets.
*	Non-dividend paying security.
SP-ADR – Sponsored American Depositary Receipt

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Cost of investments	$266,650,275
Gross unrealized appreciation	$37,938,866
Gross unrealized depreciation	(2,567,315)
Net unrealized appreciation	$35,371,551

+
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2013, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$291,836,826
Level 2 – Short-Term Commercial Paper	10,185,000
Level 3 –	—
Total	$302,021,826

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended June 30, 2013.

See the Schedule of Investments for the investments detailed by industry classification.

Brandywine Advisors Midcap Growth Fund
Schedule of Investments
June 30, 2013

(Unaudited)

Shares/ Principal Amount		Value
Common Stocks - 96.2%(a)
CONSUMER DISCRETIONARY
	Apparel Retail - 6.0%
110,000	Foot Locker Inc.	$3,864,300
95,000	Urban Outfitters Inc.*	3,820,900
	Education Services - 2.6%
96,100	Bright Horizons Family Solutions Inc.*	3,335,631
	General Merchandise Stores - 3.4%
85,150	Dollar Tree Inc.*	4,329,026
	Homebuilding - 3.6%
127,800	Lennar Corp.	4,605,912
	Housewares & Specialties - 2.9%
87,000	Jarden Corp.*	3,806,250
	Internet Retail - 2.6%
56,400	Expedia Inc.	3,392,460
	Motorcycle Manufacturers - 2.8%
66,600	Harley-Davidson Inc.	3,651,012
	Movies & Entertainment - 3.0%
66,000	The Madison Square Garden Co.*	3,910,500
	Total Consumer Discretionary	34,715,991

CONSUMER STAPLES
	Household Products - 3.2%
66,500	Church & Dwight Co. Inc.	4,103,715
	Total Consumer Staples	4,103,715

ENERGY
	Oil & Gas Equipment & Services - 6.6%
31,000	Dril-Quip Inc.*	2,798,990
89,900	Helix Energy Solutions Group Inc.*	2,071,296
50,460	Oceaneering International Inc.	3,643,212
	Total Energy	8,513,498

FINANCIALS
	Property & Casualty Insurance - 2.4%
103,800	XL Group PLC	3,147,216
	Total Financials	3,147,216

HEALTH CARE
	Biotechnology - 0.8%
45,800	Incyte Corp.*	1,007,600
	Health Care Distributors - 3.5%
94,800	Cardinal Health Inc.	4,474,560
	Health Care Services - 3.2%
87,000	Omnicare Inc.	4,150,770
	Pharmaceuticals - 3.2%
100,000	Forest Laboratories Inc.*	4,100,000
	Total Health Care	13,732,930

INDUSTRIALS
	Aerospace & Defense - 3.3%
114,410	Embraer SA - SP-ADR	4,220,585
	Building Products - 5.4%
97,180	Fortune Brands Home & Security Inc.	3,764,753
50,500	Lennox International Inc.	3,259,270
	Construction & Engineering - 3.3%
128,500	MasTec Inc.*	4,227,650
	Construction & Farm Machinery & Heavy Trucks - 3.7%
90,400	Wabtec Corp.	4,830,072
	Marine - 1.8%
29,800	Kirby Corp.*	2,370,292
	Research & Consulting Services - 3.0%
64,700	Verisk Analytics Inc.*	3,862,590
	Trading Companies & Distributors - 5.3%
130,000	Air Lease Corp.	3,586,700
65,000	United Rentals Inc.*	3,244,150
	Trucking - 2.2%
114,100	Hertz Global Holdings Inc.*	2,829,680
	Total Industrials	36,195,742

INFORMATION TECHNOLOGY
	Application Software - 2.5%
91,500	Informatica Corp.*	3,200,670
	Computer Storage & Peripherals - 2.8%
94,900	NetApp Inc.*	3,585,322
	Data Processing & Outsourced Services - 3.3%
152,900	Vantiv Inc.*	4,220,040
	Semiconductors - 7.6%
286,500	Micron Technology Inc.*	4,105,545
455,600	ON Semiconductor Corp.*	3,681,248
53,100	Xilinx Inc.	2,103,291
	Total Information Technology	20,896,116

MATERIALS
	Construction Materials - 2.2%
59,960	Vulcan Materials Co.	2,902,664
	Total Materials	2,902,664
	Total common stocks (cost $112,237,636)	124,207,872

Short-Term Investment - 3.0%(a)
	Commercial Paper - 3.0%
$3,857,000	Prudential Funding LLC, due 7/01/13, discount of 0.07%	3,857,000
	Total short-term investment (cost $3,857,000)	3,857,000
	Total investments - 99.2% (cost $116,094,636)	128,064,872
	Cash and receivables, less liabilities - 0.8%(a)	1,095,802
	TOTAL NET ASSETS - 100.00%	$129,160,674

(a)	Percentages for the various classifications relate to net assets.
*	Non-dividend paying security.
SP-ADR – Sponsored American Depositary Receipt

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Cost of investments	$116,094,636
Gross unrealized appreciation	$13,124,387
Gross unrealized depreciation	(1,154,151)
Net unrealized appreciation	$11,970,236

+
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2013, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$124,207,872
Level 2 – Short-Term Commercial Paper	3,857,000
Level 3 –	—
Total	$128,064,872

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended June 30, 2013.

See the Schedule of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13(a)-15(b) or  240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Brandywine Blue Fund, Inc.

By (Signature and Title)      /s/William F. D’Alonzo
William F. D’Alonzo, President

Date    August 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/William F. D’Alonzo
William F. D’Alonzo, President

Date    August 7, 2013

By (Signature and Title)      /s/J. Gordon Kaiser
J. Gordon Kaiser, Treasurer

Date    August 7, 2013